UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-01311

                                     The GAMCO Mathers Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Mathers Fund First Quarter Report — March 31, 2015	Henry G. Van der Eb, CFA Portfolio Manager

To Our Shareholders,

The Sarbanes-Oxley Act’s corporate governance regulations require a Fund’s principal executive and financial officers to certify the entire contents of the quarterly, semiannual, and annual shareholder reports in a filing with the Securities and Exchange Commission (the “SEC”). This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.

Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com.

We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

Sincerely yours,

Bruce N. Alpert
Executive Vice President

GAMCO Mathers Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Principal Amount		Market Value
	SHORT TERM OBLIGATIONS — 100.0%
	U.S. Treasury Bills — 100.0%
$15,435,000	U.S. Treasury Bills, 0.019%†, 04/23/15(a)	$15,434,811

	TOTAL INVESTMENTS — 100.0% (Cost $15,434,811)	$15,434,811

	Aggregate tax cost	$15,434,815

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(4)

	Net unrealized appreciation/depreciation	$(4)

Shares		Market Value
	SECURITIES SOLD SHORT — (72.2)%
	Beverages — (0.8)%
3,000	The Coca-Cola Co.	$121,650

	Business Services — (1.0)%
5,000	HD Supply Holdings Inc.	155,775

	Consumer Products — (2.7)%
7,000	Harley-Davidson Inc.	425,180

	Exchange Traded Funds — (55.8)%
3,500	Consumer Discretionary Select Sector SPDR Fund	262,955
5,000	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	208,200
1,000	Energy Select Sector SPDR	77,580
25,000	Financial Select Sector SPDR Fund	602,750
6,000	Industrial Select Sector SPDR Fund	334,620
8,000	iShares Micro-Cap ETF	632,640
12,000	iShares MSCI Emerging Markets ETF	481,560
15,000	iShares MSCI Italy Capped ETF	222,000
50,000	iShares MSCI Japan ETF	626,500
5,000	iShares Russell 2000 ETF	621,850
5,000	Market Vectors Gold Miners ETF	91,200
5,000	Powershares QQQ Trust Series 1	528,000
3,000	SPDR Dow Jones Industrial Average ETF Trust	532,740

Shares		Market Value
2,500	SPDR S&P 500 ETF Trust	$516,075
2,000	SPDR S&P MidCap 400 ETF Trust	554,480
10,000	Technology Select Sector SPDR Fund	414,400
5,000	Utilities Select Sector SPDR Fund	222,150
10,000	Vanguard FTSE All-World ex-US ETF	487,300
10,000	Vanguard FTSE Europe ETF	542,200
5,000	Vanguard Total Stock Market ETF	536,250
5,000	WisdomTree India Earnings Fund	114,000

		8,609,450

	Machinery — (4.4)%
3,000	Caterpillar Inc.	240,090
5,000	Deere & Co.	438,450

		678,540

	Retail — (7.5)%
3,500	Alibaba Group Holding Ltd., ADR	291,340
4,000	McDonald’s Corp	389,760
2,000	The Home Depot Inc.	227,220
3,000	Wal-Mart Stores Inc.	246,750

		1,155,070

	TOTAL SECURITIES SOLD SHORT (Proceeds received $10,881,181)(b)	$11,145,665

	Aggregate proceeds	$(10,881,181)

	Gross unrealized appreciation	$186,404
	Gross unrealized depreciation	(450,888)

	Net unrealized appreciation/depreciation	$(264,484)

(a)	At March 31, 2015, $12,000,000 of the principal amount was pledged as collateral for securities sold short.
(b)	At March 31, 2015, these proceeds are being held at Pershing LLC.
†	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by GAMCO Asset Management, Inc. (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Short Term Obligations:
U.S. Treasury Bills	—	$15,434,811	$ 15,434,811

TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$15,434,811	$ 15,434,811

LIABILITIES (Market Value):
Securities Sold Short(a)	$(11,145,665)	—	$(11,145,665)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(11,145,665)	—	$(11,145,665)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2015 or December 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

4

GAMCO Mathers Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2015, the Fund held no investments in repurchase agreements.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at March 31, 2015 are reflected within the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

5

GAMCO MATHERS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Henry G. Van der Eb, CFA, joined Gabelli Funds, LLC in 1999 as President and Portfolio Manager of the GAMCO Mathers Fund which he has managed for over twenty years. He is also a Senior Vice President of GAMCO Investors, Inc. Prior to joining Gabelli, he was the owner and President of Mathers & Company, a Chicago based investment advisory firm, and Chairman of the Mathers Fund. He served as President of the Investment Analysts Society of Chicago from 1979 - 1980. Mr. Van der Eb received an M.B.A. with honors from Northwestern University Graduate School of Management and a B.A. from Vanderbilt University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO MATHERS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

M. Bruce Adelberg

Consultant,

MBA Research Group

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Henry G. Van der Eb, CFA

President and Chief Executive

Officer,

GAMCO Mathers Fund

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

OFFICERS

Bruce N. Alpert

Executive Vice President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Anne E. Morrissy, CFA

Executive Vice President

Heidi M. Koontz

Vice President

Edith L. Cook

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1726Q115QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Mathers Fund

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date	5/15/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry G. Van der Eb
Henry G. Van der Eb, Chief Executive Officer

Date	5/15/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/15/2015

* Print the name and title of each signing officer under his or her signature.